BASIC AND DILUTED NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 9:	BASIC AND DILUTED NET EARNINGS PER SHARE

	Six months ended
	June 30,
	2014	2015

Numerator:
Net income attributed to Sapiens shareholders	$6,127	$8,769
Adjustment to redeemable non-controlling interest	-	96

Net income used for earnings per share	$6,127	$8,865

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	46,797	47,809
Stock options and warrants	1,565	1,289

Denominator for diluted net earnings per share - adjusted weighted average number of shares	48,362	49,098

The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 589,299 and 715,611 for the six months ended June 30, 2014 and 2015, respectively.